CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Assets, Current [Abstract]
Cash and cash equivalents	$ 46,831	$ 15,053
Accounts receivable, less allowance of $239 and $1,353, respectively	118,305	106,816
Inventories	59,810	50,894
Prepaid expenses and other assets	11,573	4,563
Current portion of notes receivable	7,666	6,754
Total current assets	244,185	184,080
Non-current Assets
Property, plant and equipment, net	270,416	171,717
Goodwill	862,183	202,407
Intangible assets, net	1,171,709	184,014
Non-current portion of notes receivable	20,000	28,636
Other assets	15,671	7,693
Total non-current assets	2,339,979	594,467
Total assets	2,584,164	778,547
Current Liabilities
Current portion of term debt	469	6,299
Current portion of other notes payable	9,018	7,984
Accounts payable	57,254	49,028
Accrued expenses and other	80,788	44,206
Current portion of warrant liability	52,580
Total current liabilities	200,109	107,517
Noncurrent Liabilities
Non-current portion of term debt	778,000	633,826
Non-current portion of other notes payable	24,564	31,800
Non-current accrued expenses and other	37,771	19,633
Non-current warrant liability	85,032
Deferred tax liability	73,786	19,123
Total non-current liabilities	999,153	704,382
Total liabilities	1,199,262	811,899
Equity (Deficit)
Members' equity (deficit)		(27,446)
Additional paid-in capital (Successor)	793,461
Accumulated deficit (Successor)	(241,490)
Accumulated other comprehensive income	924	1,408
Total stockholders' equity and members' equity (deficit)	552,908
Total stockholders' equity and members' equity (deficit)	552,908	(26,038)
Noncontrolling interest	831,994
Noncontrolling interest		(7,314)
Total equity (deficit)	1,384,902
Total equity (deficit)		(33,352)
Total liabilities and equity (deficit)	2,584,164	$ 778,547
Common Class A
Equity (Deficit)
Common stock	7
Common Class V
Equity (Deficit)
Common stock	$ 6